Revenue (Tables)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Revenue
Schedule of revenues

	For the years ended March 31,
	2022	2021	2020
Online VIP membership revenue(1)	$17,986,028	$23,988,077	$22,317,033
Online SVIP membership revenue(1)	4,297,915	4,967,186	6,093,679
Technical service revenue(2)	766,676	213,283	190,359
Total	$23,050,619	$29,168,546	$28,601,071
(1)	The Group’s Online VIP membership revenue and Online SVIP membership revenue are principally derived from the rendering of vocational education services, as principal, to the online VIP and SVIP members(“members”) through an online education platform. The online education services currently comprise of two aspects: online vocational training and virtual simulation experimental training. Students that sign up for the online vocational training can log into the platform and access pre-recorded courses in the areas of their professional development. Virtual simulation technology training offers college students the opportunity to conduct experiments in a virtual environment as part of their curricula. For VIP members who have access to all platforms except virtual simulation experimental training, the Group charges a flat annual fee of RMB100 per member. In response to the outbreak of the COVID-19 in China, all courseware of the Company was free of charge during February 1, 2020 to February 29, 2020, and the membership period of the existing paying-members was automatically extended for one month. During the quarter from April to June 2020, the company has a promotion campaign for the new registered VIP members and SVIP members: for new VIP members, they will gain a two-years membership which normally be only one-year; for new SVIP members, they will gain a six-months membership which normally be only three-months.
(2)	The Group also generates revenue as a principal from technology services including software development as well as comprehensive cloud services for private companies, academic institutions and government agencies in PRC, which is recognized proportionally over the service period.

	For the years ended March 31,
	2021	2020
Online VIP membership revenue	$23,988,077	$22,317,033
Online SVIP membership revenue	4,967,186	6,093,679
Technology services revenue	213,283	190,359
Total	$29,168,546	$28,601,071

Schedule of contract liabilities

	As of March 31,
	2022	2021
Deferred revenue-current	$6,864,731	$11,456,667
Deferred revenue-non-current	3,713	312,896
Total	$6,868,444	$11,769,563

	For the years ended March 31,
	2022	2021
Revenue recognized from deferred revenue balance	$11,456,667	$16,736,365